CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive income (loss) [Member]		Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ 226,033	$ 1,932	$ 873,045	$ 1,591		$ (650,535)
Balance, shares at Dec. 31, 2013		42,125,774
Issuance of restricted share units (RSUs)	19	$ 19
Issuance of restricted share units (RSUs), shares		332,650
Stock-based compensation of options and RSUs related to employees and non- employees	2,427		$ 2,427
Exercise of stock options	1,167	$ 15	$ 1,152
Exercise of stock options, shares		272,000
Comprehensive loss	(4,507)			$ (3,011)		$ (1,496)
Balance at Dec. 31, 2014	$ 225,139	$ 1,966	$ 876,624	$ (1,420)		$ (652,031)
Balance, shares at Dec. 31, 2014	42,730,424	42,730,424
Issuance of restricted share units (RSUs)	$ 14	$ 14
Issuance of restricted share units (RSUs), shares		277,175
Stock-based compensation of options and RSUs related to employees and non- employees	1,665		$ 1,665
Exercise of stock options	5,580	$ 66	$ 5,514
Exercise of stock options, shares		1,284,048
Comprehensive loss	(49,167)			$ (2,082)		$ (47,085)
Balance at Sep. 30, 2015	$ 183,231	$ 2,046	$ 883,803	$ (3,502)	[1]	$ (699,116)
Balance, shares at Sep. 30, 2015	44,291,647	44,291,647

[1]	As of September 30, 2015 the comprehensive loss consists of $ 3,316 foreign currency translation adjustments and $ 186 unrealized loss on hedging instruments.